Fees Summary	Aug. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 200,000,024.25
Previously Paid Amount	0.00
Total Fee Amount	27,620.00
Total Offset Amount	0.00
Net Fee	27,620.00
Narrative - Max Aggregate Offering Price	$ 200,000,024.25
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true